(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of (Loss)/Earnings per Share

	2020	2019	2018
	million	million	million
Issued ordinary shares at January 1	12,267	12,267	10,088
Effect of issuance of shares	1,790	—	631

Weighted average number of ordinary shares at December 31	14,057	12,267	10,719